BUSINESS COMBINATIONS - Acquisition of Ratio (Details) $ in Thousands	Feb. 18, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 02, 2018 USD ($)	Feb. 15, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	May 23, 2016
Disclosure of detailed information about business combination [line items]
Number of employees									40
Total consideration paid net of cash and cash equivalents acquired		$ 97,300		$ 4,137			$ 19,149
Cash transferred		$ 103,978		$ 4,328			$ 21,300
Ratio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Number of employees								45
Total consideration paid net of cash and cash equivalents acquired					$ 9,529			$ 9,529
Cash transferred			$ 2,019			$ 1,669		$ 5,800
Major business combination | Ratio
Disclosure of detailed information about business combination [line items]
Payment for contingent consideration	$ 1,783